Financial Risk Management - Credit Risk (Details) CAD in Millions	6 Months Ended
Jun. 30, 2017 CAD
Credit risk exposure | FortisAlberta
Concentration Risk [Line Items]
Gross credit risk exposure	CAD 129
Retailer billings (over) (period)	37 days
Reduction in credit risk exposure due to deposit, bond, letter of credit, investment grade credit rating or other guarantee	CAD 1
Revenue | Three Customers | Customer Concentration Risk | ITC
Concentration Risk [Line Items]
Concentration risk percentage	70.00%